Work in Progress, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Work in Progress, Net
12	WORK IN PROGRESS, NET

At December 31 this account comprises:

	2017		2018
	Current	Non-current	Current	Non-current
Unbilled receivable concessions in progress	—	28,413	—	32,212
Work in Progress	61,804	—	28,538	—

	61,804	28,413	28,538	32,212

Concession rights in progress correspond to future collection rights for public service in Concesionaria Via Expresa Sur S.A. that is in the pre-operational stage and has been suspended until July 2019 (Note 6-b).

Work in progress include all expenses incurred by the Group comprising future activities to be carried out under construction contracts currently effective. The Group estimates that all incurred cost will be billed and collected.

At December 31, 2018 and 2017 work in progress that remained to be billed are shown net of any advances received from customers for S/13.5 million and S/15.3 million, respectively, under the terms and conditions set forth in each specific agreement. These advances are mostly related to subsidiary GyM S.A.